GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Value added tax (VAT) payable				$ 9,138		$ 10,759
The Netherlands [Member]
Payroll support amount	€ 3,671	$ 3,864
Accumulated debt to tax authorities			€ 18,245	18,984	€ 24,886	27,347
Value added tax (VAT) payable			2,671	2,779	3,317	3,645
Income tax and other taxes payable			3,971	4,132	3,906	4,292
Other Liabilities			€ 11,603	$ 12,073	€ 17,663	$ 19,410